Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Components of Accrued Liabilities

Accrued liabilities consisted of the following:

	As of
	September 30, 2013	December 31, 2012
Personnel expense	$20,685	$20,872
Workers’ compensation	14,383	15,754
Deferred revenue	13,018	—
Professional fees	1,826	2,145
Insurance	2,358	2,253
Utilities	1,877	1,844
Taxes	1,371	1,745
Tooling	737	686
Commodity derivative contracts	357	—
Other	3,027	3,125

Total accrued liabilities	$59,639	$48,424

Accrued liabilities consisted of the following:

	As of December 31,
	2012	2011
Commodity derivative contracts	$—	$1,825
Personnel expense	20,872	20,548
Workers’ compensation	15,754	15,653
Professional fees	2,145	2,623
Insurance	2,253	1,689
Utilities	1,844	1,531
Taxes	1,745	1,471
Other	3,811	3,264

Total accrued liabilities	$48,424	$48,604